Financial Instruments and Fair Value Measurements, Summary of marketable securities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [Abstract]
Amount of marketable securities classified as cash and cash equivalents	$ 1,191	$ 438